Revenue from contracts with customers	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers

3.       Revenue from contracts with customers

Voyage charters and contracts of affreightment: Revenues from voyage charters and contracts of affreightment amounted to $84,234 and $119,487 for the second quarter of 2023 and 2022, respectively, and for the first half of 2023, amounted to $209,184 compared to $185,714 for the prior year first half.

Time, bareboat charters and pooling arrangements: Revenues from time charter hire arrangements amounted to $137,220 and $97,212 for the second quarter of 2023 and 2022, respectively, and for the first half of 2023, amounted to $273,483 compared to $180,689 for the prior year first half.

Unearned revenue: Unearned revenue represents cash received within the reporting period, for which related service has not been provided. It primary relates to charter hire received in advance at the amount of $22,642 as of June 30, 2023 ($13,574 at December 31, 2022) and to revenue resulting from charter agreements with varying rates at the amount of $10,724 as of June 30, 2023 ($12,475 at December 31, 2022).